Fair Value of Fund's Derivatives by Instrument Type (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative assets	$ 199,662	$ 1,410,665	$ 9,603,670
Derivative Liabilities	(1,499,728)	(243,000)	(1,608,556)
Derivative Assets and Liabilities	(1,300,066)	1,167,665	7,995,114
SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets	124,768	889,266	6,483,520
Derivative Liabilities	(970,898)	(155,689)	(1,105,514)
Derivative Assets and Liabilities	(846,130)	733,577	5,378,006
SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets	74,894	521,399	3,120,150
Derivative Liabilities	(528,830)	(87,311)	(503,042)
Derivative Assets and Liabilities	(453,936)	434,088	2,617,108
Foreign exchange contract | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative assets	199,662	372,011	865,855
Derivative Assets and Liabilities	199,662	372,011	865,855
Foreign exchange contract | Unrealized appreciation on open forward contracts | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets	124,768	242,377	585,137
Derivative Assets and Liabilities	124,768	242,377	585,137
Foreign exchange contract | Unrealized appreciation on open forward contracts | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets	74,894	129,634	280,718
Derivative Assets and Liabilities	74,894	129,634	280,718
Foreign exchange contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(174,721)	(243,000)	(198,269)
Derivative Assets and Liabilities	(174,721)	(243,000)	(198,269)
Foreign exchange contract | Unrealized depreciation on open forward contracts | SERIES B
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(118,323)	(155,689)	(140,994)
Derivative Assets and Liabilities	(118,323)	(155,689)	(140,994)
Foreign exchange contract | Unrealized depreciation on open forward contracts | SERIES A
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(56,398)	(87,311)	(57,275)
Derivative Assets and Liabilities	(56,398)	(87,311)	(57,275)
Future | Futures contracts purchased
Derivatives, Fair Value [Line Items]
Derivative assets		114,873	8,737,815
Derivative Liabilities	(131,196)
Derivative Assets and Liabilities	(131,196)	114,873	8,737,815
Future | Futures contracts purchased | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets		72,548	5,898,383
Derivative Liabilities	(115,350)
Derivative Assets and Liabilities	(115,350)	72,548	5,898,383
Future | Futures contracts purchased | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets		42,325	2,839,432
Derivative Liabilities	(15,846)
Derivative Assets and Liabilities	(15,846)	42,325	2,839,432
Future | Futures contracts sold
Derivatives, Fair Value [Line Items]
Derivative assets		923,781
Derivative Liabilities	(1,193,811)		(1,410,287)
Derivative Assets and Liabilities	(1,193,811)	923,781	(1,410,287)
Future | Futures contracts sold | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets		574,341
Derivative Liabilities	(737,225)		(964,520)
Derivative Assets and Liabilities	(737,225)	574,341	(964,520)
Future | Futures contracts sold | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets		349,440
Derivative Liabilities	(456,586)		(445,767)
Derivative Assets and Liabilities	$ (456,586)	$ 349,440	$ (445,767)